Loans receivable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Loan Receivable

14	Loans receivable

	2024 € '000s	2023 € '000s
At Amortized cost
Current loans receivable
Loan receivable from Apricot Investments Limited	—	3,442
Other loans receivable	853	3,277
	853	6,719

Non-current loans receivable
Loan receivable from Apricot Investments Limited	—	88,000
Other loans receivable	—	1,090
	—	89,090